Distribution of Profits (Details) In Thousands, unless otherwise specified							12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Parent company USD ($)	Dec. 31, 2011 Parent company USD ($)	Dec. 31, 2010 Parent company USD ($)	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC CNY
Distribution of Profits
Appropriations to the statutory surplus reserve from the net profit (as a percent)							10.00%
Statutory surplus reserve balances limit as a percentage of the registered capital of respective subsidiaries and VIEs							50.00%
Amounts contributed to the statutory reserves	$ 28,642	178,440	167,147	$ 0	$ 0	$ 0	178,440	167,147